PROPERTY, PLANT AND EQUIPMENT, NET (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Property, plant and equipment
Property, plant and equipment, gross	¥ 158,839		¥ 82,369
Less: accumulated depreciation	(36,387)		(21,438)
Property, plant and equipment, net	124,619	$ 19,099	64,350
Software and Electronic Equipment
Property, plant and equipment
Property, plant and equipment, gross	65,288		36,283
Building
Property, plant and equipment
Property, plant and equipment, gross	19,342		19,342
Leasehold Improvements
Property, plant and equipment
Property, plant and equipment, gross	74,209		26,744
Construction in Progress
Property, plant and equipment
Property, plant and equipment, gross	¥ 2,167		¥ 3,419